Calculation of Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Calculation of Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Years Ended December 31,
	2014	2013	2012
	(Amounts, except earnings per share, in thousands)

Net income	$4,216	$4,001	$3,648

Weighted-average common shares outstanding	4,193	4,210	4,231

Basic earnings per share	$1.01	$0.95	$0.86

Weighted-average common shares outstanding	4,193	4,210	4,231

Common stock equivalents due to effect of stock options	-	1	2

Total weighted-average common shares and equivalents	$4,193	$4,211	$4,233

Diluted earnings per share	$1.01	$0.95	$0.86

Anti-dilutive stock options outstanding	100	78	79